SIGNIFICANT ACCOUNTING POLICIES (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets	$ 220,113,618	$ 203,908,211
FCP Fondo Colombia Inmobiliario [Member]
Country of incorporation of subsidiary	Colombia
Proportion of ownership interest in subsidiary	51.29%	63.47%	62.55%
Assets	$ 3,205,133	$ 2,698,224	$ 2,009,382
Fideicomiso Lote Abelardo Castro. [Member]
Country of incorporation of subsidiary	Colombia
Proportion of ownership interest in subsidiary	67.39%	68.23%	68.23%
Assets	$ 11,616	$ 10,343
Suvalor Panama Fondo de Inversion [Member]
Country of incorporation of subsidiary	Panamá
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Assets	$ 244	$ 224
Fondo de Inversion en Arrendamiento Operativo Renting Peru [Member]
Country of incorporation of subsidiary	Perú
Proportion of ownership interest in subsidiary	0.00%	100.00%	100.00%
Assets	$ 0	$ 0